Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
Profit before income tax and social contribution	R$ 210,374	R$ 192,791	R$ 85,788
Combined income tax and social contribution rate	34.00%	34.00%	34.00%
Tax using the Company’s domestic tax rate	R$ (71,527)	R$ (65,549)	R$ (29,168)
Interest on own capital	2,138	1,469	0
Expected income tax expense and interest on own capital	(69,389)	(64,080)	(29,168)
Tax incentives	0	219	346
Impairment loss (intangible)	(6,864)	0	0
Other permanent exclusions (additions)	(8,164)	(1,276)	(397)
Income tax and social contributions	(84,417)	(65,137)	(29,219)
Current	(95,375)	(66,912)	(39,457)
Deferred	10,958	1,775	10,238
Income Tax and Social Contribution Expenses	R$ (84,417)	R$ (65,137)	R$ (29,219)
Effective rate	40.00%	34.00%	34.00%